Jassmin McIver-Jones
Assistant Vice President
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336) 691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

June 1, 2023

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account M:  333-259409; 333-259297; 333-229292; 333-118477; 333-111137; 333-237112; 333-181796; 333-118478; 333-146507; 333-139960; 333-200100; 333-248990; 333-249922; 333-191329; 333-229198; 811-08557
Lincoln Life Flexible Premium Variable Life Account R; 333-188891; 333-115882; 333-249920; 333-232013; 333-207968; 811-08579
Lincoln Life Flexible Premium Variable Life Account S:  333-125790; 333-230052; 811-09241
Lincoln Life Flexible Premium Variable Life Account JF-A: 333-144274; 333-144272; 811-04160
Lincoln Life Flexible Premium Variable Life Account G: 033-22740; 811-05585

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Company through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the post-effective amendment filed on May 30, 2023.

Sincerely,

Jassmin McIver-Jones
Assistant Vice President